Expense Example - LVIP American Global Balanced Allocation Managed Risk Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	61	194	339	761	97	305	530	1,177